Commitments and Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments for Noncancelable Leases [Table Text Block]

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2017	¥5,097	¥92,917
2018	3,418	78,192
2019	2,328	63,974
2020	1,512	57,503
2021	1,147	54,929
2022 and thereafter	4,172	365,739

Total minimum lease payments	¥17,674	¥713,254	(1)

Amount representing interest	(2,568)

Present value of minimum lease payments	¥15,106

Note:

(1)	One of MUFG’s subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,832 million under these commitments have been included in the above.